OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Prepaid expenses	$ 3,219	$ 2,840
Other receivables	1,243	879
Accrued interest income	373	306
Other receivables, prepaid expenses and accrued income	$ 4,835	$ 4,025